Commitments and Contingencies (Details) $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Vessels covered for pollution per vessel per incident	$ 1,000,000	$ 1,000,000
Term for adjustment of estimates	3 years	3 years
Number of vessels fixed under time charter agreements	2
Number of vessels not under time charter agreements	1
Minimum contractual gross charter revenues	$ 5,058
Vessel, Baltimore
Property, Plant and Equipment [Line Items]
Payables for property, plant and equipment	$ 17,600